Payden Mutual Funds

Payden Strategic Income Fund
Schedule of Investments
- July 31, 2026 (Unaudited)
Principal
or Shares Security Description
Value
(000)
Asset Backed (14%
)
250,000 1988 Asset Management Euro CLO DAC 1A
144A, (3 mo. EURIBOR + 2.950%), 0.00%,
4/15/40 EUR (a)(b)(c) $ 288
750,000 AGL CLO Ltd. 2024-33A 144A, (3 mo. Term
Secured Overnight Financing Rate + 1.900%),
5.63%, 7/21/37 (a)(b) 752
300,000 Aimco CLO Ltd. 2020-11A 144A, (3 mo. Term
Secured Overnight Financing Rate + 1.900%),
5.65%, 7/17/37 (a)(b) 301
450,000 American Credit Acceptance Receivables Trust
2024-1 144A, 7.98%, 11/12/31 (a) 463
500,000 American Credit Acceptance Receivables Trust
2024-4 144A, 7.19%, 4/12/32 (a) 512
500,000 American Credit Acceptance Receivables Trust
2026-2 144A, 4.85%, 5/10/32 (a) 498
206,800 Arbys Funding LLC 2020-1A 144A, 3.24%,
7/30/50 (a) 203
250,000 Arini European CLO I DAC 1X, (3 mo.
EURIBOR + 2.400%), 4.83%, 10/15/38
EUR (b)(c)(d) 290
400,000 Arini U.S. CLO VII Ltd. 7A 144A, (3 mo. Term
Secured Overnight Financing Rate + 1.650%),
5.40%, 7/15/39 (a)(b) 400
350,000 Armada Euro CLO 10X, (3 mo. EURIBOR +
2.150%), 4.34%, 4/15/39 EUR (b)(c)(d) 405
250,000 Armada Euro CLO I DAC 1A 144A, (3 mo.
EURIBOR + 2.000%), 4.42%, 7/24/40 EUR (a)
(b)(c) 290
300,000 Armada Euro CLO I DAC 1A 144A, (3 mo.
EURIBOR + 2.900%), 5.32%, 7/24/40 EUR (a)
(b)(c) 346
900,000 Bain Capital Credit CLO Ltd. 2021-4A 144A, (3
mo. Term Secured Overnight Financing Rate +
1.000%), 4.73%, 10/20/34 (a)(b) 901
500,000 Bain Capital Euro CLO DAC 2025-3A 144A,
(3 mo. EURIBOR + 2.200%), 4.69%, 10/17/39
EUR (a)(b)(c) 579
623,600 Basswood Park CLO Ltd. 2021-1A 144A, (3
mo. Term Secured Overnight Financing Rate +
1.030%), 4.76%, 4/20/34 (a)(b) 624
400,000 BBAM European CLO 9X, (3 mo. EURIBOR +
2.350%), 4.84%, 4/22/39 EUR (b)(c)(d) 463
250,000 Beckett Park CLO DAC 1X, (3 mo. EURIBOR
+ 2.200%), 4.63%, 10/15/38 EUR (b)(c)(d) 289
350,000 Bilbao CLO VI DAC 6A 144A, (3 mo.
EURIBOR + 2.900%), 5.28%, 10/15/40
EUR (a)(b)(c) 404
300,000 BlackRock European CLO II DAC 2A 144A,
(3 mo. EURIBOR + 2.100%), 4.13%, 7/15/39
EUR (a)(b)(c) 346
300,000 BlackRock European CLO II DAC 2A 144A,
(3 mo. EURIBOR + 3.000%), 5.03%, 7/15/39
EUR (a)(b)(c) 346
600,000 Carlyle U.S. CLO Ltd. 2026-4A 144A, (3 mo.
Term Secured Overnight Financing Rate +
2.450%), 0.00%, 7/20/39 (a)(b) 600
650,000 CBAMR Ltd. 2017-3A 144A, (3 mo. Term
Secured Overnight Financing Rate + 1.900%),
5.67%, 7/17/39 (a)(b) 650
Principal
or Shares Security Description
Value
(000)
400,000 CIFC European Funding CLO VIII DAC 8X,
(3 mo. EURIBOR + 2.200%), 4.40%, 4/15/39
EUR (b)(c)(d) $ 463
675,000 Cologix Canadian Issuer LP 2022-1CAN 144A,
4.94%, 1/25/52 CAD (a)(c) 480
556,298 Driven Brands Funding LLC 2020-1A 144A,
3.79%, 7/20/50 (a) 549
545,875 Driven Brands Funding LLC 2025-1A 144A,
5.30%, 10/20/55 (a) 530
12,991 Dryden CLO Ltd. 2018-55A 144A, (3 mo. Term
Secured Overnight Financing Rate + 1.282%),
5.03%, 4/15/31 (a)(b) 13
250,000 Elmwood European CLO DAC 2026-2A 144A,
(3 mo. EURIBOR + 2.800%), 5.51%, 7/15/39
EUR (a)(b)(c) 288
1,050,000 FS RIALTO 2021-FL2 144A, (1 mo. Term
Secured Overnight Financing Rate + 2.664%),
6.37%, 5/16/38 (a)(b) 1,042
830,463 Galaxy XXII CLO Ltd. 2016-22A 144A, (3
mo. Term Secured Overnight Financing Rate +
1.020%), 4.81%, 4/16/34 (a)(b) 831
250,000 GoldenTree Loan Management U.S. CLO
Ltd. 2024-21A 144A, (3 mo. Term Secured
Overnight Financing Rate + 1.650%), 5.38%,
10/20/39 (a)(b) 250
250,000 Henley CLO XV DAC 15X, (3 mo. EURIBOR
+ 2.150%), 4.18%, 7/25/39 EUR (b)(c)(d) 290
400,000 KKR CLO Ltd. 32A 144A, (3 mo. Term Secured
Overnight Financing Rate + 1.850%), 5.49%,
7/15/39 (a)(b) 400
550,000 Legato Euro CLO II DAC 2X, (3 mo. EURIBOR
+ 2.350%), 4.78%, 7/15/40 EUR (b)(c)(d) 634
850,000 MetroNet Infrastructure Issuer LLC 2026-1A
144A, 5.27%, 4/20/56 (a) 842
162,347 Montmartre Euro CLO DAC 2020-2A 144A,
(3 mo. EURIBOR + 0.960%), 3.39%, 7/15/34
EUR (a)(b)(c) 187
354,485 Neuberger Berman Loan Advisers Euro CLO
DAC 2021-2A 144A, (3 mo. EURIBOR +
1.030%), 3.46%, 4/15/34 EUR (a)(b)(c) 409
450,000 OCP CLO Ltd. 2022-25A 144A, (3 mo. Term
Secured Overnight Financing Rate + 2.600%),
6.33%, 7/22/39 (a)(b) 450
800,000 Palmer Square CLO Ltd. 2018-2A 144A, (3
mo. Term Secured Overnight Financing Rate +
1.210%), 5.00%, 4/16/37 (a)(b) 800
250,000 Penta CLO DAC 2023-14A 144A, (3 mo.
EURIBOR + 1.950%), 4.43%, 4/20/40 EUR (a)
(b)(c) 290
250,000 Penta CLO DAC 2023-14A 144A, (3 mo.
EURIBOR + 2.900%), 5.38%, 4/20/40 EUR (a)
(b)(c) 288
250,000 PGGLF 2 Assetco EUR DAC 2022-12X, (3
mo. EURIBOR + 2.100%), 4.35%, 11/09/38
EUR (b)(c)(d) 289
250,000 Regatta XXVIII Funding Ltd. 2024-2A 144A,
(3 mo. Term Secured Overnight Financing Rate
+ 1.800%), 5.44%, 7/25/39 (a)(b) 250
250,000 Rockford Tower Europe CLO DAC 2026-1A
144A, (3 mo. EURIBOR + 2.000%), 4.43%,
1/15/39 EUR (a)(b)(c) 288

Principal
or Shares Security Description
Value
(000)
250,000 Rockford Tower Europe CLO DAC 2026-1A
144A, (3 mo. EURIBOR + 2.900%), 5.33%,
1/15/39 EUR (a)(b)(c) $ 288
1,120,000 RR Ltd. 2021-16A 144A, (3 mo. Term Secured
Overnight Financing Rate + 1.220%), 4.91%,
7/15/41 (a)(b) 1,122
400,000 RRE Loan Management DAC 30A 144A, (3 mo.
EURIBOR + 1.950%), 4.33%, 7/15/41 EUR (a)
(b)(c) 461
400,000 RRE Loan Management DAC 29A 144A, (3 mo.
EURIBOR + 2.700%), 5.04%, 7/15/41 EUR (a)
(b)(c) 461
50 Santander Consumer Auto Receivables Trust
2021-C , 0.00%, 6/15/28 (e) 297
250,000 Sculptor European CLO VIII DAC 8A 144A,
(3 mo. EURIBOR + 2.000%), 4.18%, 1/17/39
EUR (a)(b)(c) 288
250,000 Sculptor European CLO VIII DAC 8A 144A,
(3 mo. EURIBOR + 2.950%), 5.13%, 1/17/39
EUR (a)(b)(c) 288
500,000 Symphony CLO XXVIII Ltd. 2021-28A 144A,
(3 mo. Term Secured Overnight Financing Rate
+ 1.800%), 5.55%, 1/23/36 (a)(b) 502
550,000 Taco Bell Funding LLC 2025-1A 144A, 4.82%,
8/25/55 (a) 540
300,000 VB-S1 Issuer LLC-VBTEL 2024-1A 144A,
8.87%, 5/15/54 (a) 307
Total Asset Backed (Cost - $24,844)
24,367
Bank Loan(f) (2%
)
249,375 Boluda Towage Luxembourg Sarl Term Loan B
1L, (1 mo. Term Secured Overnight Financing
Rate + 1.500%), 2.50%, 6/30/33  251
460,000 Crescent Midstream Operating LLC Term Loan
B 1L, (3 mo. Term Secured Overnight Financing
Rate + 2.750%), 7.40%, 2/11/33  463
493,728 Emg Utica Midstream Holdings LLC Term Loan
B 1L, (3 mo. Term Secured Overnight Financing
Rate + 2.500%), 7.23%, 4/01/30  496
277,875 Fr Br Holdings LLC Term Loan 1L, (3 mo. Term
Secured Overnight Financing Rate + 4.250%),
7.98%, 10/09/30  279
307,496 Lackawanna Energy Center LLC Term Loan B 1L,
(1 mo. Term Secured Overnight Financing Rate
+ 3.000%), 6.41%, 8/05/32  308
424,433 MIC Glen LLC Term Loan B 1L, (1 mo. Term
Secured Overnight Financing Rate + 2.250%),
6.98%, 7/21/28  426
342,184 Pegasus Bidco Bv Term Loan B 1L, (1 mo. Term
Secured Overnight Financing Rate + 1.500%),
6.17%, 7/12/32  343
146,438 Standard Industries Inc. Term Loan B 1L, (1
mo. Term Secured Overnight Financing Rate +
2.250%), 5.42%, 9/22/28  147
270,000 Venture Global Calcasieu Pass LLC Term Loan
B 1L, (6 mo. Term Secured Overnight Financing
Rate + 2.250%), 6.95%, 4/11/33  272
540,375 Verde Purchaser LLC Term Loan B 1L, (3 mo.
Term Secured Overnight Financing Rate +
4.000%), 7.73%, 11/29/30  514
Total Bank Loan (Cost - $3,484)
3,499
Principal
or Shares Security Description
Value
(000)
Corporate Bond (43%
)
Financial  (16%)
450,000 Ally Financial Inc. D, (5 yr. US Treasury Yield
Curve Rate T Note Constant Maturity +
3.148%), 7.10% (b)(g) $ 453
450,000 Ally Financial Inc. , (U.S. Secured Overnight
Financing Rate + 2.820%), 6.85%, 1/03/30 (b) 466
400,000 Ameriprise Financial Inc. , 5.35%, 6/15/36  392
450,000 Apollo Debt Solutions BDC 144A, 5.70%,
1/23/31 (a) 438
420,000 Ares Capital Corp. , 5.55%, 1/15/30  416
400,000 Ares Strategic Income Fund , 5.45%, 9/09/28  398
240,000 Asurion LLC/ Asurion Co.-Issuer Inc. 144A,
8.00%, 12/31/32 (a) 243
500,000 Athene Holding Ltd. , (5 yr. US Treasury Yield
Curve Rate T Note Constant Maturity +
2.607%), 6.63%, 10/15/54 (b) 471
600,000 Avolon Holdings Funding Ltd. 144A, 4.70%,
1/30/31 (a) 585
425,000 Banco Bilbao Vizcaya Argentaria SA , (1 yr. US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.700%), 6.14%, 9/14/28 (b) 432
300,000 Banco de Credito e Inversiones SA 144A, (5 yr.
US Treasury Yield Curve Rate T Note Constant
Maturity + 4.944%), 8.75% (a)(b)(g) 316
250,000 Banco Mercantil del Norte SA 144A, (5 yr. US
Treasury Yield Curve Rate T Note Constant
Maturity + 3.734%), 8.00% (a)(b)(g) 250
400,000 Banco Santander SA , (1 yr. US Treasury Yield
Curve Rate T Note Constant Maturity +
0.900%), 1.72%, 9/14/27 (b) 399
700,000 Bank of America Corp. , (U.S. Secured Overnight
Financing Rate + 1.130%), 5.05%, 2/06/37 (b) 674
700,000 Bank of Nova Scotia , (5 yr. US Treasury Yield
Curve Rate T Note Constant Maturity +
4.017%), 8.00%, 1/27/84 (b) 735
550,000 Blackstone Private Credit Fund , 5.95%,
5/15/31 (h) 539
625,000 Blackstone Secured Lending Fund , 2.75%,
9/16/26  624
400,000 Blue Owl Capital Corp. , 5.95%, 3/15/29  399
400,000 Blue Owl Credit Income Corp. , 7.95%, 6/13/28  412
450,000 Blue Owl Finance LLC , 6.25%, 4/18/34  436
275,000 Capital One Financial Corp. , (U.S. Secured
Overnight Financing Rate + 3.070%), 7.62%,
10/30/31 (b) 299
200,000 Capital One Financial Corp. , (U.S. Secured
Overnight Financing Rate + 2.036%), 6.18%,
1/30/36 (b) 201
900,000 Capital One Financial Corp. , (U.S. Secured
Overnight Financing Rate + 1.508%), 5.40%,
1/30/37 (b) 871
600,000 Charles Schwab Corp. L, (5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
2.250%), 6.10% (b)(g) 592
600,000 Citigroup Inc. , (5 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 3.001%),
6.63% (b)(g) 603
900,000 Corebridge Financial Inc. , 3.90%, 4/05/32  836
600,000 Equinix Europe 2 Financing Corp. LLC , 4.60%,
11/15/30  586
750,000 Equinix Europe 2 Financing Corp. LLC , 4.70%,
3/15/33  715

Payden Strategic Income Fund
continued

Payden Mutual Funds
Principal
or Shares Security Description
Value
(000)
200,000 Essential Properties LP , 5.38%, 7/15/36  $ 194
600,000 Extra Space Storage LP , 5.90%, 1/15/31  618
600,000 Fibra SOMA Trust F/6185 144A, 7.13%,
5/28/36 (a) 590
275,000 Freedom Mortgage Holdings LLC 144A, 9.13%,
5/15/31 (a) 282
500,000 Goldman Sachs Group Inc. , (U.S. Secured
Overnight Financing Rate + 1.210%), 5.05%,
7/23/30 (b) 501
200,000 Goldman Sachs Group Inc. , (U.S. Secured
Overnight Financing Rate + 1.580%), 5.22%,
4/23/31 (b) 200
850,000 Goldman Sachs Group Inc. , (U.S. Secured
Overnight Financing Rate + 1.190%), 5.07%,
1/21/37 (b) 810
300,000 Goldman Sachs Private Credit Corp. , 5.38%,
1/31/29  297
500,000 HA Sustainable Infrastructure Capital Inc. 144A,
5.95%, 7/15/33 (a) 494
250,000 HPS Corporate Lending Fund , 5.30%, 6/05/27  250
550,000 HPS Corporate Lending Fund , 4.90%, 9/11/28  539
600,000 Huntington Bancshares Inc. , (5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
1.700%), 6.14%, 11/18/39 (b) 601
600,000 Jane Street Group/JSG Finance Inc. 144A,
6.13%, 11/01/32 (a) 597
650,000 JPMorgan Chase & Co. , (U.S. Secured Overnight
Financing Rate + 0.845%), 4.86%, 7/23/30 (b) 649
750,000 Macquarie Bank Ltd. 144A, (5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
1.700%), 3.05%, 3/03/36 (a)(b) 672
450,000 Main Street Capital Corp. , 6.95%, 3/01/29  463
400,000 Mercury General Corp. , 6.25%, 6/15/36  398
650,000 MetLife Inc. , (5 yr. US Treasury Yield Curve Rate
T Note Constant Maturity + 1.817%), 5.85%,
3/15/56 (b) 634
275,000 Morgan Stanley , (U.S. Secured Overnight
Financing Rate + 1.108%), 5.23%, 1/15/31 (b) 276
900,000 Morgan Stanley , (U.S. Secured Overnight
Financing Rate + 1.184%), 5.07%, 1/30/37 (b) 864
200,000 PennyMac Financial Services Inc. 144A, 6.88%,
5/15/32 (a) 191
650,000 Phillips Edison Grocery Center Operating
Partnership I LP , 4.75%, 3/15/33  627
275,000 Santander Holdings USA Inc. , (U.S. Secured
Overnight Financing Rate + 1.940%), 5.35%,
9/06/30 (b) 277
800,000 Shriram Finance Ltd. 144A, 6.63%, 4/22/27 (a) 808
500,000 Starwood Property Trust Inc. 144A, 5.25%,
10/15/28 (a) 496
650,000 Sumitomo Mitsui Financial Group Inc. , (5 yr.
US Treasury Yield Curve Rate T Note Constant
Maturity + 1.300%), 5.33%, 3/03/41 (b) 621
530,000 Synchrony Financial , 7.25%, 2/02/33  545
750,000 Wells Fargo & Co. , (U.S. Secured Overnight
Financing Rate + 0.880%), 4.08%, 9/15/29 (b) 739
600,000 Wells Fargo & Co. , (U.S. Secured Overnight
Financing Rate + 1.500%), 5.15%, 4/23/31 (b) 603
650,000 Western-Southern Global Funding 144A,
4.70%, 12/10/32 (a) 628
29,245
Principal
or Shares Security Description
Value
(000)
Industrial  (13%)
625,000 ADI Escrow Issuer LLC 144A, 7.13%,
7/15/34 (a) $ 639
600,000 Airbnb Inc. , 5.25%, 3/16/36  585
550,000 Alcoa Nederland Holding BV 144A, 7.13%,
3/15/31 (a) 566
175,000 Alphabet Inc. , 5.65%, 2/15/56  162
450,000 Ashtead Capital Inc. 144A, 5.55%, 5/30/33 (a) 449
425,000 BCPE Flavor Debt Merger Sub LLC and BCPE
Flavor Issuer Inc. 144A, 9.50%, 7/01/32 (a) 412
550,000 Beacon Point DC LLC 144A, 6.13%,
11/30/42 (a) 528
550,000 C&W Senior Finance Ltd. 144A, 9.00%,
1/15/33 (a) 560
350,000 CDW LLC/CDW Finance Corp. , 5.55%, 8/22/34  340
225,000 Cemex SAB de CV 144A, (5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
3.520%), 7.20% (a)(b)(g) 232
150,000 CF Industries Inc. , 5.30%, 11/26/35  147
600,000 Cleveland-Cliffs Inc. 144A, 7.00%, 3/15/32 (a) 602
500,000 Clydesdale Acquisition Holdings Inc. 144A,
6.75%, 4/15/32 (a) 477
700,000 CoreWeave Inc. 144A, 9.00%, 2/01/31 (a) 633
350,000 Crown Americas LLC , 5.88%, 6/01/33  350
350,000 Equifax Inc. , 5.65%, 8/15/33  351
500,000 Fidelity National Information Services Inc. ,
4.45%, 3/10/28  497
500,000 Flowers Foods Inc. , 5.75%, 3/15/35 (h) 471
300,000 Flutter Treasury DAC 144A, 5.88%, 6/04/31 (a) 296
550,000 Ford Motor Credit Co. LLC , 5.80%, 3/05/27  553
500,000 Foundry JV Holdco LLC 144A, 5.90%,
1/25/30 (a) 511
550,000 General Motors Co. , 5.60%, 10/15/32  559
550,000 General Motors Financial Co. Inc. , 4.60%,
1/08/31  538
400,000 Grupo Nutresa SA 144A, (5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
4.103%), 7.88% (a)(b)(g) 396
260,000 HCA Inc. , 3.50%, 9/01/30  245
700,000 Hewlett Packard Enterprise Co. , 4.40%,
10/15/30  683
325,000 Hewlett Packard Enterprise Co. , 5.00%,
10/15/34  312
500,000 HUT 8 DC LLC 144A, 6.19%, 11/15/42 (a) 486
650,000 Hyundai Capital America 144A, 6.50%,
1/16/29 (a) 672
500,000 JH North America Holdings Inc. 144A, 5.88%,
1/31/31 (a) 499
200,000 Land O' Lakes Inc. 144A, 7.00% (a)(g) 178
475,000 Madison IAQ LLC 144A, 5.88%, 6/30/29 (a) 475
250,000 Marcobre SAC 144A, 5.75%, 1/22/36 (a) 245
175,000 Meta Platforms Inc. , 6.30%, 5/15/56  161
300,000 OAK-Eagle Acquireco Inc. 144A, 7.25%,
7/01/33 (a) 311
250,000 OCP SA 144A, 6.10%, 4/30/30 (a) 253
1,100,000 Oracle Corp. , 5.35%, 5/04/33  1,034
250,000 PetSmart LLC/PetSmart Finance Corp. 144A,
7.50%, 9/15/32 (a) 253
300,000 Quikrete Holdings Inc. 144A, 6.75%,
3/01/33 (a) 304
500,000 QXO Building Products Inc. 144A, 6.50%,
7/15/31 (a) 502
400,000 Regal Rexnord Corp. , 6.40%, 4/15/33  417
1,100,000 Salesforce Inc. , 5.55%, 3/15/36  1,073

Principal
or Shares Security Description
Value
(000)
175,000 Salesforce Inc. , 6.55%, 3/15/56  $ 167
500,000 SNF Group SACA 144A, 5.63%, 3/31/31 (a) 502
500,000 Solstice Advanced Materials Inc. 144A, 5.63%,
9/30/33 (a) 489
370,000 Space Exploration Technologies Corp. 144A,
6.65%, 7/15/56 (a) 328
450,000 Standard Building Solutions Inc. 144A, 5.88%,
3/15/34 (a) 433
550,000 SV RNO Property Owner 1 LLC 144A, 5.88%,
3/01/31 (a) 511
425,000 Sword Purchaser LLC 144A, 8.25%, 4/15/33 (a) 435
700,000 Synopsys Inc. , 4.85%, 4/01/30  696
175,000 Synopsys Inc. , 5.70%, 4/01/55  161
290,000 Veon Midco BV 144A, 7.45%, 6/01/33 (a) 288
400,000 Yondr JK 1 LLC 144A, 6.88%, 6/30/31 (a) 381
23,348
Utility  (14%)
700,000 Abu Dhabi National Energy Co. PJSC 144A,
4.38%, 10/09/31 (a) 675
450,000 AmeriGas Partners LP/AmeriGas Finance Corp.
144A, 6.88%, 6/01/31 (a) 457
300,000 Antero Midstream Partners LP/Antero
Midstream Finance Corp. 144A, 5.75%,
10/15/33 (a) 295
500,000 Archrock Services LP/Archrock Partners Finance
Corp. 144A, 6.00%, 2/01/34 (a) 490
300,000 Ascent Resources Utica Holdings LLC/ARU
Finance Corp. 144A, 6.63%, 7/15/33 (a) 302
300,000 Azule Energy Finance PLC 144A, 8.13%,
1/23/30 (a) 305
450,000 Beusa Investments LLC 144A, 7.00%,
8/01/31 (a) 440
300,000 BKV Upstream Midstream LLC 144A, 7.50%,
10/15/30 (a) 300
650,000 Borr IHC Ltd./Borr Finance LLC 144A, 9.00%,
1/15/34 (a) 637
350,000 BP Capital Markets PLC , (5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
2.153%), 6.45% (b)(g) 360
650,000 California Resources Corp. 144A, 7.25%,
1/15/35 (a) 643
400,000 Caturus Energy LLC 144A, 7.13%, 5/15/31 (a) 397
700,000 Cenovus Energy Inc. , 4.65%, 3/20/31  687
370,000 CNX Resources Corp. 144A, 7.25%, 3/01/32 (a) 381
400,000 Comision Federal de Electricidad 144A, 6.05%,
1/28/34 (a) 386
500,000 CVR Energy Inc. 144A, 7.88%, 2/15/34 (a) 508
250,000 Delek Logistics Partners LP/Delek Logistics
Finance Corp. 144A, 6.88%, 6/01/34 (a) 251
398,404 Dhafrah Pv2 Energy Co. LLC 144A, 5.79%,
6/30/53 (a) 386
600,000 Enerflex Inc. 144A, 6.88%, 1/15/31 (a) 610
200,000 Energuate Trust 2 0 144A, 6.35%, 9/15/35 (a) 197
400,000 Energy Transfer LP , 5.75%, 2/15/33  409
600,000 Energy Transfer LP , 6.55%, 12/01/33  640
510,000 EnfraGen Energia Sur SAU/ EnfraGen Chile SpA/
EnfraGen Spain SAU 144A, 8.50%, 6/30/32 (a) 529
750,000 Expand Energy Corp. , 5.70%, 1/15/35  746
200,000 Guermat Elektrik Ueretim AS 144A, 10.75%,
5/21/35 (a) 198
350,000 Infinity Natural Resources LLC 144A, 7.63%,
4/01/31 (a) 349
Principal
or Shares Security Description
Value
(000)
450,000 Kodiak Gas Services LLC 144A, 5.88%,
4/01/31 (a) $ 445
350,000 Kraken Oil & Gas Partners LLC 144A, 7.13%,
5/15/31 (a) 345
450,000 Magnolia Oil & Gas Operating LLC/Magnolia
Oil & Gas Finance Corp. 144A, 6.88%,
12/01/32 (a) 458
680,000 Moss Creek Resources Holdings Inc. 144A,
8.25%, 9/01/31 (a) 682
800,000 NRG Energy Inc. 144A, 6.25%, 11/01/34 (a) 798
350,000 Obsidian Energy Ltd. 144A, 8.13%, 12/03/30
CAD (a)(c) 258
450,000 Occidental Petroleum Corp. , 5.55%,
10/01/34 (h) 451
300,000 ONEOK Inc. , 5.80%, 11/01/30  308
650,000 Palomino Funding Trust I 144A, 7.23%,
5/17/28 (a) 672
250,000 Parex Resources Inc. 144A, 8.50%, 5/11/31 (a) 255
650,000 PBF Holding Co. LLC/PBF Finance Corp. 144A,
7.25%, 6/01/34 (a) 661
450,000 Petroleos Mexicanos , 6.70%, 2/16/32  449
500,000 Repsol E&P Capital Markets U.S. LLC 144A,
5.20%, 9/16/30 (a) 500
300,000 Saavi Energia Sarl 144A, 8.88%, 2/10/35 (a) 325
300,000 Saturn Oil & Gas Inc. 144A, 8.50%, 7/30/31 (a) 301
600,000 Saudi Arabian Oil Co. 144A, 5.88%, 7/17/64 (a) 532
300,000 SM Energy Co. 144A, 6.63%, 4/15/34 (a) 298
550,000 South Bow USA Infrastructure Holdings LLC ,
5.58%, 10/01/34  541
250,000 Sunoco LP 144A, 6.25%, 7/01/33 (a) 251
450,000 Talos Production Inc. 144A, 8.00%, 7/15/34 (a) 455
400,000 USA Compression Partners LP/USA Compression
Finance Corp. 144A, 6.25%, 10/01/33 (a) 394
400,000 Var Energi ASA 144A, 8.00%, 11/15/32 (a) 448
150,000 Venture Global LNG Inc. 144A, 6.63%,
6/15/36 (a) 147
500,000 Vistra Operations Co. LLC 144A, 5.55%,
4/30/36 (a) 487
100,000 Western Midstream Operating LP , 6.35%,
1/15/29  103
700,000 Western Midstream Operating LP , 4.80%,
3/01/31  687
250,000 Western Midstream Operating LP , 6.15%,
4/01/33  257
800,000 Williams Cos. Inc. , 5.65%, 3/15/33  812
23,898
Total Corporate Bond (Cost - $77,246)
76,491
Foreign Government (3%
)
200,000 Bermuda Government International Bond 144A,
3.38%, 8/20/50 (a) 133
350,000 Chile Government International Bond , 3.88%,
4/14/36 EUR (c) 392
830,000 CPPIB Capital Inc. 144A, 1.95%, 9/30/29
CAD (a)(c) 570
350,000 Dominican Republic International Bond 144A,
6.60%, 6/01/36 (a) 357
200,000 Ecuador Government International Bond 144A,
8.75%, 1/29/34 (a) 199
300,000 Ivory Coast Government International Bond
144A, 7.63%, 1/30/33 (a) 315
250,000 Ivory Coast Government International Bond
144A, 6.75%, 2/25/41 (a) 235

Payden Strategic Income Fund
continued

Payden Mutual Funds
Principal
or Shares Security Description
Value
(000)
300,000 Mexico Government International Bond , 6.25%,
8/27/37  $ 292
500,000 Municipal Finance Authority of British , 2.55%,
10/09/29 CAD (c) 349
200,000 Panama Government International Bond , 5.23%,
2/23/34  193
450,000 Paraguay Government International Bond 144A,
5.85%, 8/21/33 (a) 458
200,000 Paraguay Government International Bond 144A,
6.65%, 3/04/55 (a) 205
700,000 Perusahaan Penerbit SBSN Indonesia III 144A,
5.20%, 7/02/34 (a) 681
300,000 Peruvian Government International Bond ,
5.38%, 2/08/35  296
250,000 Republic of South Africa Government
International Bond Series 10Y, 4.85%, 9/30/29  247
250,000 Republic of South Africa Government
International Bond Series 12Y, 5.88%, 6/22/30  254
300,000 Republic of South Africa Government
International Bond 144A, 6.13%, 12/11/37 (a) 288
300,000 Romanian Government International Bond
144A, 5.75%, 9/16/30 (a) 300
300,000 Romanian Government International Bond
144A, 5.75%, 7/04/36 (a) 283
Total Foreign Government (Cost - $6,258)
6,047
Mortgage Backed (22%
)
300,000 Acore Issuer LLC 2026-FL1 144A, (1 mo. Term
Secured Overnight Financing Rate + 1.450%),
5.12%, 8/20/43 (a)(b) 300
700,000 Arbor Realty Commercial Real Estate Notes LLC
2026-FL1 144A, (1 mo. Term Secured Overnight
Financing Rate + 1.500%), 5.17%, 9/20/43 (a)
(b) 702
800,000 AREIT 2025-CRE11 144A, (1 mo. Term
Secured Overnight Financing Rate + 1.550%),
5.23%, 7/25/43 (a)(b) 803
410,080 BDS LLC 2024-FL13 144A, (1 mo. Term Secured
Overnight Financing Rate + 1.576%), 5.25%,
9/19/39 (a)(b) 411
850,000 BDS LLC 2026-FL17 144A, (1 mo. Term Secured
Overnight Financing Rate + 1.350%), 5.02%,
5/19/43 (a)(b) 851
615,194 Bravo Residential Funding Trust 2025-NQM10
144A, 4.87%, 9/25/65 (a)(i) 609
414,370 Bravo Residential Funding Trust 2025-NQM9
144A, 5.04%, 9/25/65 (a) 412
258,811 BRAVO Residential Funding Trust 2024-NQM7
144A, 5.55%, 10/27/64 (a) 259
325,779 BRAVO Residential Funding Trust 2026-NQM1
144A, 4.83%, 12/25/65 (a)(i) 321
634,731 BRAVO Residential Funding Trust 2026-NQM5
144A, 5.36%, 6/25/66 (a)(i) 632
400,000 BSPRT Issuer LLC 2025-FL12 144A, (1 mo.
Term Secured Overnight Financing Rate +
1.386%), 5.07%, 1/17/43 (a)(b) 401
300,000 BSPRT Issuer LLC 2025-FL12 144A, (1 mo.
Term Secured Overnight Financing Rate +
1.648%), 5.33%, 1/17/43 (a)(b) 300
592,143 BX Commercial Mortgage Trust 2024-XL4
144A, (1 mo. Term Secured Overnight Financing
Rate + 3.140%), 6.82%, 2/15/39 (a)(b) 596
Principal
or Shares Security Description
Value
(000)
525,000 BX Commercial Mortgage Trust 2024-XL5
144A, (1 mo. Term Secured Overnight Financing
Rate + 2.690%), 6.37%, 3/15/41 (a)(b) $ 529
500,000 BX Commercial Mortgage Trust 2026-CSMO
144A, (1 mo. Term Secured Overnight Financing
Rate + 1.700%), 5.38%, 2/15/43 (a)(b) 504
350,000 BX Commercial Mortgage Trust 2026-VLT10
144A, 5.36%, 7/13/58 (a)(i) 333
500,000 BX Commercial Mortgage Trust 2026-VLT10
144A, 6.87%, 7/13/58 (a)(i) 480
700,000 BX Trust 2024-BIO 144A, (1 mo. Term Secured
Overnight Financing Rate + 1.642%), 5.32%,
2/15/41 (a)(b) 701
700,000 BX Trust 2026-RISE 144A, (1 mo. Term Secured
Overnight Financing Rate + 1.300%), 4.98%,
4/15/41 (a)(b) 702
450,000 BX Trust 2026-CLS 144A, (1 mo. Term Secured
Overnight Financing Rate + 1.400%), 5.08%,
5/15/43 (a)(b) 451
600,000 BXMT Ltd. 2026-FL6 144A, (1 mo. Term
Secured Overnight Financing Rate + 1.450%),
5.12%, 8/19/43 (a)(b) 600
481,917 Colt Mortgage Loan Trust 2025-1 144A, 5.70%,
1/25/70 (a) 483
217,608 COLT Mortgage Loan Trust 2025-10 144A,
5.09%, 10/25/70 (a)(i) 216
550,000 Connecticut Avenue Securities Trust 2024-
R03 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 1.950%), 5.57%,
3/25/44 (a)(b) 555
197,329 Cross Mortgage Trust 2024-H7 144A, 5.59%,
11/25/69 (a)(i) 198
172,451 Cross Mortgage Trust 2024-H8 144A, 5.55%,
12/25/69 (a)(i) 173
400,000 DC Commercial Mortgage Trust 2023-DC 144A,
6.31%, 9/12/40 (a) 405
600,000 ESTN Trust 2026-TOWN 144A, 5.36%,
5/12/46 (a)(i) 595
192,627 Extended Stay America Trust 2025-ESH 144A,
(1 mo. Term Secured Overnight Financing Rate
+ 1.850%), 5.53%, 10/15/42 (a)(b) 194
655,844 Extended Stay America Trust 2026-ESH2 144A,
(1 mo. Term Secured Overnight Financing Rate
+ 1.200%), 4.88%, 2/15/43 (a)(b) 658
914,543 FN CB3622 30YR , 4.00%, 5/01/52  840
379,375 FN CB4120 30YR , 4.00%, 7/01/52  348
899,323 FN CB4127 30YR , 4.50%, 7/01/52  851
1,622,837 FN CB4211 30YR , 4.50%, 7/01/52  1,538
867,564 FN CB4794 30YR , 4.50%, 10/01/52  821
437,153 FN CB8021 30YR , 6.50%, 2/01/54  457
399,687 FN FS8791 30YR , 6.00%, 8/01/54  405
2,125,250 FN MA4785 30YR , 5.00%, 10/01/52  2,071
150,543 FN MA4876 30YR , 6.00%, 12/01/52  154
1,179,268 FN MA5040 30YR , 6.00%, 6/01/53  1,200
558,434 FR RA7778 30YR , 4.50%, 8/01/52  529
591,312 FR RA7790 30YR , 5.00%, 8/01/52  576
467,458 FR RA7936 30YR , 5.00%, 9/01/52  456
938,443 FR RA8249 30YR , 5.50%, 11/01/52  938
1,054,361 FR RA8415 30YR , 5.50%, 1/01/53  1,053
239,231 FR RA8647 30YR , 4.50%, 5/01/53  226
300,000 Freddie Mac STACR Trust 2019-FTR3 144A,
(U.S. Secured Overnight Financing Rate Index
30day Average + 4.914%), 8.54%, 9/25/47 (a)(b) 330

Principal
or Shares Security Description
Value
(000)
500,000 FS Rialto Issuer LLC 2026-FL11 144A, (1 mo.
Term Secured Overnight Financing Rate +
1.450%), 5.12%, 1/19/44 (a)(b) $ 501
550,000 Greystone CRE Notes HC-4 LLC 2025-HC4
144A, (1 mo. Term Secured Overnight Financing
Rate + 1.784%), 5.46%, 10/15/42 (a)(b) 551
800,000 Hudson Yards Mortgage Trust 2026-10HY
144A, 5.09%, 12/10/39 (a)(i) 795
900,000 Manhattan West Mortgage Trust 2026-2MW
144A, 5.32%, 6/10/48 (a)(i) 890
21,440 Nationstar Mortgage Loan Trust 2013-A 144A,
3.75%, 12/25/52 (a)(i) 20
135,545 New Residential Mortgage Loan Trust 2017-4A
144A, 4.00%, 5/25/57 (a)(i) 129
750,000 NXPT Commercial Mortgage Trust 2024-STOR
144A, 4.31%, 11/05/41 (a)(i) 731
263,625 OBX Trust 2024-NQM13 144A, 5.12%,
6/25/64 (a) 263
261,744 OBX Trust 2024-NQM12 144A, 5.48%,
7/25/64 (a) 262
210,916 OBX Trust 2024-NQM14 144A, 4.94%,
9/25/64 (a) 210
196,950 OBX Trust 2024-NQM15 144A, 5.32%,
10/25/64 (a) 197
143,399 OBX Trust 2024-NQM18 144A, 5.41%,
10/25/64 (a)(i) 143
205,008 OBX Trust 2024-NQM16 144A, 5.53%,
10/25/64 (a) 205
149,818 OBX Trust 2024-NQM17 144A, 5.61%,
11/25/64 (a)(i) 150
334,636 OBX Trust 2025-NQM1 144A, 5.55%,
12/25/64 (a)(i) 335
221,594 OBX Trust 2025-NQM16 144A, 5.06%,
8/25/65 (a) 219
189,649 OBX Trust 2025-NQM18 144A, 5.06%,
9/25/65 (a)(i) 188
275,538 OBX Trust 2026-NQM1 144A, 4.85%,
11/25/65 (a)(i) 272
261,585 RCKT Mortgage Trust 2025-CES5 144A,
5.69%, 5/25/55 (a) 262
131,442 RCKT Mortgage Trust 2025-CES6 144A,
5.47%, 6/25/55 (a) 131
308,375 RCKT Mortgage Trust 2025-CES7 144A,
5.38%, 7/25/55 (a) 308
405,972 RCKT Mortgage Trust 2025-CES8 144A,
5.15%, 8/25/55 (a)(i) 404
618,071 RCKT Mortgage Trust 2025-CES9 144A,
4.80%, 9/25/55 (a) 609
508,200 RCKT Mortgage Trust 2025-CES11 144A,
4.97%, 11/25/55 (a) 503
404,559 RCKT Mortgage Trust 2026-CES1 144A,
4.83%, 1/25/56 (a) 399
904,134 RCKT Mortgage Trust 2026-CES3 144A,
5.14%, 3/25/56 (a) 897
300,000 STACR Trust 2018-HRP2 144A, (U.S. Secured
Overnight Financing Rate Index 30day Average
+ 10.614%), 14.23%, 2/25/47 (a)(b) 357
400,000 SWCH Commercial Mortgage Trust 2025-DATA
144A, (1 mo. Term Secured Overnight Financing
Rate + 3.340%), 7.02%, 2/15/42 (a)(b) 397
550,000 TRTX Issuer Ltd. 2025-FL7 144A, (1 mo. Term
Secured Overnight Financing Rate + 1.450%),
5.12%, 6/18/43 (a)(b) 551
Principal
or Shares Security Description
Value
(000)
222,025 Verus Securitization Trust 2024-8 144A, 5.36%,
10/25/69 (a)(i) $ 222
238,025 Verus Securitization Trust 2024-9 144A, 5.44%,
11/25/69 (a)(i) 238
518,137 Verus Securitization Trust 2025-1 144A, 5.62%,
1/25/70 (a)(i) 519
188,111 Verus Securitization Trust 2026-1 144A, 4.86%,
1/25/71 (a)(i) 186
550,000 Wells Fargo Commercial Mortgage Trust
2025-HI 144A, (1 mo. Term Secured Overnight
Financing Rate + 2.692%), 6.37%, 10/15/42 (a)
(b) 552
Total Mortgage Backed (Cost - $39,953)
39,763
Municipal (2%
)
150,000 California Earthquake Authority A, 5.60%,
7/01/27  151
245,111 California Pollution Control Financing
Authority , AMT 144A, 7.50%, 12/01/39 (a)(j) –
900,000 County of Alameda CA B, 3.95%, 8/01/33  850
250,000 District of Columbia Water & Sewer Authority
A, 4.81%, 10/01/14  196
330,000 Golden State Tobacco Securitization Corp. B,
2.75%, 6/01/34 (k) 288
325,000 Idaho Housing & Finance Association A, 6.00%,
1/01/65 (k) 335
400,000 Pennsylvania Economic Development Financing
Authority B, 6.53%, 6/15/39  420
600,000 Regents of the University of California Medical
Center Pooled Revenue Q, 4.13%, 5/15/32  580
Total Municipal (Cost - $3,239)
2,820
U.S. Government Agency (0%
)
950,000 Tennessee Valley Authority, 5.25%, 9/15/39
(Cost - $1,027) 963
U.S. Treasury (10%
)
1,940,000 U.S. Treasury Bond , 2.00%, 8/15/51  1,046
1,440,000 U.S. Treasury Bond , 4.75%, 5/15/55  1,330
1,550,000 U.S. Treasury Bond , 4.75%, 8/15/55  1,431
560,000 U.S. Treasury Bond , 4.75%, 2/15/56  518
4,009,551 U.S. Treasury Inflation Indexed Notes , 1.25%,
4/15/31  3,851
3,248,753 U.S. Treasury Inflation Indexed Notes , 1.88%,
1/15/36  3,096
490,000 U.S. Treasury Note , 3.50%, 1/31/28  485
1,260,000 U.S. Treasury Note , 4.25%, 5/15/35  1,222
5,610,000 U.S. Treasury Note , 4.25%, 8/15/35  5,432
Total U.S. Treasury (Cost - $20,235)
18,411
Stock (1%)
Preferred Stock (1%
)
40,000 Morgan Stanley,  6.50% (g)
(Cost - $1,000)
1,007
Total Stock (Cost - $1,000) 1,007
Investment Company (2%
)
1,213,822 Payden Cash Reserves Money Market Fund* 1,214
101,806 Payden Emerging Market Corporate Bond Fund,
SI Class* 885
197,095 Payden Emerging Markets Local Bond Fund, SI
Class* 1,898
Total Investment Company (Cost - $3,933)
3,997

Payden Strategic Income Fund
continued

Payden Mutual Funds
Principal
or Shares Security Description
Value
(000)
Purchased Swaptions  (1%
)
Total Purchased Swaptions (Cost - $944) $ 1,130
Total Investments (Cost - $182,163) (100%)
178,495
Other Assets, net of Liabilities (0%)
239
Net Assets (100%) $ 178,734
* Affiliated investment.
(a) Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of
1933. It has been deemed liquid under guidelines approved by the Board.
(b) Floating rate security. The rate shown reflects the rate in effect at July 31,
2026.
(c) Principal in foreign currency.
(d) Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(e) Yield to maturity at time of purchase.
(f) Floating rate security. The rate shown reflects the rate in effect at July 31,
2026. The stated maturity is subject to prepayments.
(g) Perpetual security with no stated maturity date.
(h) All or a portion of these securities are on loan. At July 31, 2026, the total market value of the Fund’s securities on loan is $954 and the total market value of the collateral held by the Fund is $996. Amounts in 000s.
(i) Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(j) Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.
(k) Payment of principal and/or interest is insured against default by a monoline insurer.
Purchased Swaptions
Description Counterparty
Notional
Amount
(000s)
Expiration
Date
Value
(000s) Call/Put
Purchased Swaptions - 0.6%
10-Year SOFR Swap, Receive Fixed 3.748% Annually,
Pay Variable 3.660% (SOFRRATE) Annually Barclays Capital Group $ 19,620 02/22/2027 $ 78 Call
10-Year SOFR Swap, Receive Variable 3.660%
(SOFRRATE) Annually, Pay Fixed 3.748% Annually Barclays Capital Group 19,620 02/22/2027 1,052 Put
Total Purchased Swaptions
$1,130
Open Forward Currency Contracts to USD
Currency
Purchased
(000s)
Currency
Sold
(000s) Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
(000s)
Assets:
USD 1,774 CAD  2,474 BNP Paribas 09/16/2026 $ 5
Liabilities:
USD 61 GBP  46 BNP Paribas 09/16/2026 (1)
USD 7,540 EUR  6,537 Hong Kong & Shanghai Bank 09/16/2026 (13)
USD 2,174 EUR  1,900 Wells Fargo Securities LLC 09/16/2026 (21)
(35)
Net Unrealized Appreciation (Depreciation)
$(30)

Open Futures Contracts
Contract Type
Number of
Contracts
Expiration
Date
Notional
Amount
(000s)
Current
Value
(000s)
Unrealized
Appreciation
(Depreciation)
(000s)
Long Contracts:
U.S. 10-Year Ultra Future 64 Sep-26 $ 7,021 $ (74) $ (74)
U.S. Treasury 10-Year Note Future 55 Sep-26 5,940 (94) (94)
U.S. Treasury 2-Year Note Future 402 Sep-26 82,655 (277) (277)
a a
(445)
Short Contracts:
U.S. Long Bond Future 24 Sep-26 (2,600) 57 57
U.S. Treasury 5-Year Note Future 349 Sep-26 (36,986) 176 176
U.S. Ultra Bond Future 54 Sep-26 (5,923) 224 224
a a

Total Futures
$12
Open Centrally Cleared Interest Rate Swap Contracts
Description Maturity Date
Notional
Amount
(000s)
Value
(000s)
Upfront
payments/
receipts
(000s)
Unrealized
Depreciation
(000s)
10-Year SOFR Swap, Receive Fixed 3.748% Annually, Pay
Variable 3.660% (SOFRRATE) Annually 02/24/2037 $11,950 $(593) $(414) $(179)